Commitments And Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Rent expenses	$ 9	$ 10	$ 15
Required efficiency spending amount	50
Aggregate maximum amount of residual values guaranteed	$ 6
Average life of the residual value guarantees under the lease portfolio	2 years 6 months
Percentage of full time employees represented by labor union	19.00%